Segment information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segment | segment	2
Write-off of content assets	€ 29,000,000	€ 0	€ 0
Impairment charges on real estate assets	123,000,000	0	0
Property and equipment	247,000,000	348,000,000
Luxembourg
Disclosure of operating segments [line items]
Property and equipment	0	€ 0	€ 0
Ad-Supported | Cost of revenue
Disclosure of operating segments [line items]
Write-off of content assets	29,000,000
Employee severance costs	12,000,000
Contract terminations and other related costs	8,000,000
Impairment charges on real estate assets	€ 6,000,000